INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES	INVESTMENT SECURITIES
Investment securities available for sale are carried at estimated fair market value. The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2022:
Obligations of states and political subdivisions	$253,068,048	$1,033,647	$(34,453,668)	$219,648,027
Corporate securities	380,316	—	—	380,316
Total	$253,448,364	$1,033,647	$(34,453,668)	$220,028,343

December 31, 2021:
Obligations of states and political subdivisions	$248,858,502	$13,273,291	$(948,416)	$261,183,377
Corporate securities	418,548	—	—	418,548
Total	$249,277,050	$13,273,291	$(948,416)	$261,601,925
The amortized cost and estimated fair values of investment securities at December 31, 2022, by contractual maturity, are shown below:

	Amortized Cost	Estimated Fair Value

Due in one year or less	$1,240,317	$1,239,689
Due after one year through five years	2,597,874	2,609,629
Due after five years through ten years	24,770,364	25,139,757
Due after ten years	224,839,809	191,039,268
Total	$253,448,364	$220,028,343
The following table provides an analysis of available for sale investment securities in an unrealized loss position.

	Less than 12 Months		12 Months or Longer		Total
December 31, 2022	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of states and political subdivisions	$118,495,346	$(9,327,370)	$42,313,572	$(25,126,298)	$160,808,918	$(34,453,668)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2021	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of states and political subdivisions	$41,660,651	$(896,338)	$652,921	$(52,078)	$42,313,572	$(948,416)
The previous two tables represent 184 investments and 34 investment held by the Company at December 31, 2022 and 2021, respectively, the majority of which were rated "A" or higher. The unrealized losses on the Company's investments were the result of interest rate and market fluctuations. Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, Management concluded that an allowance for credit losses was not required at December 31, 2022 or at December 31, 2021.
There were no sales of securities during 2022. Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2022 were $26,815,000 Gross and net gains of $606,417 were realized on these redemptions. There were no sales of securities during 2021. Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2021 were $15.9 million Gross and net gains of $0.3 million were realized on these redemptions.